Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
Schedule of intangible assets accumulated cost and amortization
	2021				2020
	Computer software/ licenses	Work in progress	Goodwill	Total	Computer software/ licenses	Work in progress*	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Cost
Beginning balance	6,584	—	—	6,584	1,191	3,832	5,023
Additions	853	6	41	900	1,423	138	1,561
Transfers	—	—	—	—	3,970	(3,970)	—
Ending balance	7,437	6	41	7,484	6,584	—	6,584

Amortization and impairment
Beginning balance	1,874	—	—	1,874	1,137	—	1,137
Additions	1,248	—	—	1,248	737	—	737
Impairment loss (note 34)	—	—	41	41
Ending balance	3,122	—	41	3,163	1,874	—	1,874
Net carrying amount	4,315	6	—	4,321	4,710	—	4,710

*        Effective 1 April 2020, the Group has fully implemented a new core insurance system and transferred the work in progress amount to the software and licenses account within intangible assets.